February 27, 2018
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, N.E.
Washington, D.C. 20549
Re:	Post-Effective Amendment Filing Pursuant to Rule 485(a)(1) Securian Funds Trust File Numbers: 002-96990 and 811-04279
Dear Ladies and Gentlemen:
The accompanying post-effective amendment to the Registration Statement for Securian Funds Trust is being filed electronically with the Securities and Exchange Commission on Form N-1A pursuant to Rule 485(a)(1) under the Securities Act of 1933 because it contains material changes.
This is a “narrative only” filing. Financial data will be provided in a subsequent post-effective amendment filed on or prior to May 1, 2018, pursuant Rule 485(b).
The amendment contains material disclosure revisions related to sub-adviser changes. Specifically, Wellington Management Company LLP is the new sub-adviser for the Core Equity Fund. Also, Ivy Investment Management Company is the new sub-adviser for the Growth Fund and Small Cap Growth Fund.
Questions or comments regarding this filing may be directed to the undersigned by telephone at 651-665-4145 or by e-mail at david.dimitri@securian.com.
Sincerely,
/s/ David M. Dimitri
David M. Dimitri
Assistant General Counsel
DMS
cc: Michael J. Radmer, Esq., Dorsey & Whitney LLP